Pensions and Other Postretirement Benefits (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member]
Net periodic benefit cost
Service cost	$ 2,062	$ 1,858	$ 7,504	$ 5,755	$ 5,871
Interest cost	6,523	6,346	25,491	24,788	26,263
Expected return on plan assets	(6,885)	(6,657)	(26,848)	(22,894)	(29,905)
Amortization of prior service cost (credit)			1,146	1,362	1,295
Amortization of net actuarial loss (gain)	2,201	1,727	10,294	6,291	1,360
Settlement loss			0	0	9,908
Curtailment	0	3,910	4,095	0	0
Termination benefit cost	0	7,462	8,395	0	0
Other	300	288
Net periodic benefit cost	4,201	14,934	30,077	15,302	14,792
Other Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	525	405	1,620	1,525	1,892
Interest cost	780	690	2,775	2,607	2,540
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)			(489)	(489)	(489)
Amortization of net actuarial loss (gain)	(25)	(134)	(536)	(1,043)	(730)
Settlement loss			0	0	0
Curtailment	0	0	0	0	0
Termination benefit cost	0	2,413	2,413	0	0
Other	(100)	(122)
Net periodic benefit cost	$ 1,180	$ 3,252	$ 5,783	$ 2,600	$ 3,213